Events After the Reporting Date (Details)		12 Months Ended
	Feb. 17, 2022 R / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | $ / shares		$ 0.36	$ 0.16	$ 0.05
Dividend declaration
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | R / shares	R 2.60